Financial Instruments - Schedule of Allowance for Impairment (Detail) - Trade receivables [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Allowance For Impairment [Line Items]
Beginning balance	€ 358	€ 192	€ 273
Impairment loss recognized	316	285	144
Write-offs	(83)	(119)	(225)
Ending balance	€ 591	€ 358	€ 192